SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition, Restricted cash and Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue
Number of business models | item	2	2
Obligation to pay interest and late fees, maximum threshold percentage	24.00%	24.00%
Total net revenue	¥ 19,205,059	$ 2,746,287	¥ 17,165,656	¥ 16,290,027
Revenue, net of value-added tax and related surcharges:
Performance obligations	635,422		551,785
Revenue recognized from performance obligations	1,374,474
Taxes excluded from revenues	1,137,538		1,044,160	991,176
Restricted cash
Restricted cash related to deposit to the funding banks	¥ 934,546		¥ 1,106,378
Operating period	10 years	10 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period			12 months
Revenue, remaining performance obligation (as a percent)			83.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period	12 months
Revenue, remaining performance obligation (as a percent)	87.00%
Asset Pledged as Collateral
Restricted cash
Deposits assets	¥ 439,000		¥ 475,208
Fair Value, Inputs, Level 2
Restricted cash
Other long-term liabilities	¥ 121,902
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent
Fair Value, Inputs, Level 2 | Investments, swaps and forwards
Restricted cash
Estimated based on interbank market	¥ 125,096		160,028
At a point in time
Disaggregation of Revenue
Total net revenue	5,317,000		5,372,000	4,485,000
Over time
Disaggregation of Revenue
Total net revenue	13,888,000		11,794,000	11,805,000
Credit driven services
Disaggregation of Revenue
Total net revenue	13,977,218	$ 1,998,716	11,719,027	11,738,560
Loan facilitation and servicing fees-capital heavy
Disaggregation of Revenue
Total net revenue	1,604,903	229,498	1,016,514	1,667,119
Revenue from loan facilitation services
Disaggregation of Revenue
Total net revenue	1,143,395		638,814	1,081,699
Revenue from post-facilitation services
Disaggregation of Revenue
Total net revenue	461,508		377,700	585,420
Financing income
Disaggregation of Revenue
Total net revenue	8,569,063	1,225,360	6,636,511	5,109,921
Revenue from releasing of guarantee liabilities
Disaggregation of Revenue
Total net revenue	3,412,952	488,046	3,695,017	4,745,898
Other services fees
Disaggregation of Revenue
Total net revenue	390,300	55,812	370,985	215,622
Platform services
Disaggregation of Revenue
Total net revenue	5,227,841	747,571	5,446,629	4,551,467
Loan facilitation and servicing fees-capital light
Disaggregation of Revenue
Total net revenue	1,162,563	166,244	2,116,797	3,213,955
Revenue from loan facilitation services
Disaggregation of Revenue
Total net revenue	683,929		1,246,541	2,096,085
Revenue from post-facilitation services
Disaggregation of Revenue
Total net revenue	478,634		870,256	1,117,870
Referral services fees
Disaggregation of Revenue
Total net revenue	2,738,786	391,641	2,842,637	950,016
Other services fees
Disaggregation of Revenue
Total net revenue	¥ 1,326,492	$ 189,686	¥ 487,195	¥ 387,496
Loan facilitation service
Disaggregation of Revenue
Number of separate services provided for each loan facilitated | item	3	3
Number of separate performance obligations under ASC 606 | item	2	2